PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Common Stocks
Aerospace & Defense 2.2%
BWX Technologies, Inc.	1,500	$80,880
General Dynamics Corp.	3,400	498,712
L3Harris Technologies, Inc.	11,700	2,006,667
Lockheed Martin Corp.	14,933	4,805,738
Northrop Grumman Corp.	13,304	3,813,059
Raytheon Technologies Corp.	52,550	3,506,662
		14,711,718
Air Freight & Logistics 0.3%
FedEx Corp.	8,600	2,023,924
Automobiles 1.6%
Ford Motor Co.*	169,900	1,789,047
General Motors Co.	117,700	5,965,036
Tesla, Inc.*	3,800	3,015,414
		10,769,497
Banks 3.9%
Citigroup, Inc.	109,678	6,360,227
FNB Corp.	19,000	187,340
JPMorgan Chase & Co.	89,381	11,500,653
PacWest Bancorp	16,700	504,173
Popular, Inc. (Puerto Rico)	13,700	777,475
Valley National Bancorp	200	2,042
Wells Fargo & Co.	224,100	6,696,108
		26,028,018
Beverages 0.8%
Coca-Cola Co. (The)	28,600	1,377,090
Monster Beverage Corp.*	46,100	4,002,863
		5,379,953
Biotechnology 2.4%
AbbVie, Inc.	64,651	6,625,435
Biogen, Inc.*	4,966	1,403,441
Gilead Sciences, Inc.	80,072	5,252,723
Moderna, Inc.*	11,000	1,904,760
Vertex Pharmaceuticals, Inc.*	5,691	1,303,694
		16,490,053

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.7%
Masco Corp.	61,500	$3,340,065
UFP Industries, Inc.	24,533	1,323,310
		4,663,375
Capital Markets 2.7%
Affiliated Managers Group, Inc.	14,969	1,649,434
Ameriprise Financial, Inc.	21,659	4,285,666
Bank of New York Mellon Corp. (The)	20,900	832,447
Charles Schwab Corp. (The)	48,600	2,504,844
Federated Hermes, Inc.	33,600	907,200
Goldman Sachs Group, Inc. (The)	22,777	6,176,439
Morgan Stanley	3,100	207,855
Raymond James Financial, Inc.	15,400	1,538,922
		18,102,807
Chemicals 1.6%
Corteva, Inc.	48,100	1,917,266
Huntsman Corp.	19,700	520,474
Koppers Holdings, Inc.*	2,400	79,872
LyondellBasell Industries NV (Class A Stock)	12,300	1,054,848
PPG Industries, Inc.	13,400	1,805,114
RPM International, Inc.	18,500	1,525,695
Sherwin-Williams Co. (The)	5,957	4,121,053
		11,024,322
Commercial Services & Supplies 0.2%
Herman Miller, Inc.	31,200	1,068,600
Communications Equipment 1.2%
Cisco Systems, Inc.	170,182	7,586,714
Plantronics, Inc.	7,700	244,244
Ubiquiti, Inc.	1,600	492,784
		8,323,742
Construction & Engineering 0.4%
EMCOR Group, Inc.	10,377	916,289
Quanta Services, Inc.	21,000	1,479,870
		2,396,159

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.1%
Capital One Financial Corp.	2,900	$302,354
OneMain Holdings, Inc.	10,012	466,159
		768,513
Diversified Financial Services 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	18,074	4,118,522
Cannae Holdings, Inc.*	4,500	170,955
		4,289,477
Diversified Telecommunication Services 2.1%
AT&T, Inc.	226,035	6,471,382
Verizon Communications, Inc.	141,650	7,755,338
		14,226,720
Electric Utilities 1.0%
Exelon Corp.	85,545	3,555,250
NRG Energy, Inc.	69,608	2,882,467
		6,437,717
Electrical Equipment 0.6%
Acuity Brands, Inc.	19,300	2,320,632
Atkore International Group, Inc.*	14,921	661,896
Emerson Electric Co.	9,800	777,630
nVent Electric PLC	5,200	116,376
		3,876,534
Electronic Equipment, Instruments & Components 0.2%
IPG Photonics Corp.*	1,100	245,773
Jabil, Inc.	13,200	546,084
SYNNEX Corp.	4,200	342,804
		1,134,661
Energy Equipment & Services 0.3%
TechnipFMC PLC (United Kingdom)	162,800	1,740,332
Entertainment 1.7%
Activision Blizzard, Inc.	40,200	3,658,200

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Electronic Arts, Inc.	34,800	$4,983,360
Netflix, Inc.*	5,600	2,981,384
		11,622,944
Equity Real Estate Investment Trusts (REITs) 1.7%
Apple Hospitality REIT, Inc.	17,201	214,668
Crown Castle International Corp.	30,400	4,841,504
Equinix, Inc.	500	369,980
Gaming & Leisure Properties, Inc.	26,043	1,071,149
GEO Group, Inc. (The)(a)	100,352	897,147
Weyerhaeuser Co.	126,700	3,951,773
		11,346,221
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	6,400	2,255,552
Kroger Co. (The)	110,500	3,812,250
Sprouts Farmers Market, Inc.*	20,700	468,855
Walmart, Inc.	55,293	7,768,114
		14,304,771
Food Products 1.4%
Archer-Daniels-Midland Co.	77,400	3,870,774
Conagra Brands, Inc.	10,100	349,460
Kraft Heinz Co. (The)	112,200	3,759,822
Pilgrim’s Pride Corp.*	6,941	134,517
Tyson Foods, Inc. (Class A Stock)	24,500	1,575,595
		9,690,168
Gas Utilities 0.4%
UGI Corp.	69,052	2,485,181
Health Care Equipment & Supplies 4.1%
Abbott Laboratories	71,400	8,824,326
Align Technology, Inc.*	600	315,228
Becton, Dickinson & Co.	19,100	5,000,189
Boston Scientific Corp.*	123,200	4,366,208
Danaher Corp.	27,900	6,635,736
ResMed, Inc.	8,700	1,753,659
STERIS PLC	2,800	523,908
		27,419,254

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.5%
Cigna Corp.	20,587	$4,468,408
CVS Health Corp.	13,340	955,811
McKesson Corp.	8,200	1,430,654
UnitedHealth Group, Inc.	29,300	9,773,894
		16,628,767
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	19,000	2,220,910
McDonald’s Corp.	23,700	4,925,808
		7,146,718
Household Durables 0.4%
D.R. Horton, Inc.	27,200	2,088,960
Lennar Corp. (Class A Stock)	8,800	731,720
		2,820,680
Household Products 1.6%
Procter & Gamble Co. (The)	82,386	10,562,709
Independent Power & Renewable Electricity Producers 0.7%
AES Corp. (The)	130,100	3,173,139
Vistra Corp.	82,300	1,643,531
		4,816,670
Industrial Conglomerates 1.4%
3M Co.	32,100	5,638,686
Honeywell International, Inc.	19,000	3,712,030
		9,350,716
Insurance 1.9%
Aflac, Inc.	5,700	257,526
Allstate Corp. (The)	39,199	4,201,349
American Financial Group, Inc.	27,700	2,607,678
Hanover Insurance Group, Inc. (The)	2,000	224,940
MetLife, Inc.	95,540	4,600,251
Old Republic International Corp.	59,600	1,078,760
		12,970,504

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 6.1%
Alphabet, Inc. (Class A Stock)*	7,194	$13,146,028
Alphabet, Inc. (Class C Stock)*	6,068	11,139,270
Facebook, Inc. (Class A Stock)*	66,280	17,122,113
		41,407,411
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.*	10,002	32,068,412
eBay, Inc.	79,400	4,486,894
Stamps.com, Inc.*	3,600	821,916
		37,377,222
IT Services 4.3%
Accenture PLC (Class A Stock)	31,359	7,586,369
Amdocs Ltd.	34,800	2,457,576
Automatic Data Processing, Inc.	17,600	2,906,112
CACI International, Inc. (Class A Stock)*	7,000	1,688,540
Cognizant Technology Solutions Corp. (Class A Stock)	64,700	5,043,365
EPAM Systems, Inc.*	8,400	2,893,212
International Business Machines Corp.	45,130	5,375,435
Visa, Inc. (Class A Stock)	5,025	971,081
		28,921,690
Leisure Products 0.6%
American Outdoor Brands, Inc.*	12,825	243,418
Brunswick Corp.	17,900	1,547,634
Nautilus, Inc.*	36,800	901,968
Smith & Wesson Brands, Inc.	63,100	1,044,936
		3,737,956
Life Sciences Tools & Services 1.3%
PerkinElmer, Inc.	6,600	970,662
Thermo Fisher Scientific, Inc.	15,514	7,907,486
		8,878,148
Machinery 2.4%
AGCO Corp.	19,800	2,195,820
Altra Industrial Motion Corp.	7,000	359,870
Cummins, Inc.	17,700	4,149,234
Deere & Co.	20,600	5,949,280
Gates Industrial Corp. PLC*	39,900	563,388

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Illinois Tool Works, Inc.	5,000	$971,050
Oshkosh Corp.	3,451	316,077
Pentair PLC	21,700	1,181,782
Timken Co. (The)	4,400	332,904
		16,019,405
Media 0.5%
Comcast Corp. (Class A Stock)	50,200	2,488,414
Gray Television, Inc.*	7,500	127,875
News Corp. (Class A Stock)	49,600	962,240
		3,578,529
Metals & Mining 1.0%
Freeport-McMoRan, Inc.*	94,600	2,545,686
Newmont Corp.	71,700	4,273,320
		6,819,006
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Annaly Capital Management, Inc.	169,600	1,377,152
Multiline Retail 1.0%
Dollar Tree, Inc.*	34,700	3,527,602
Target Corp.	16,100	2,916,837
		6,444,439
Multi-Utilities 1.0%
MDU Resources Group, Inc.	41,300	1,085,777
Public Service Enterprise Group, Inc.	28,400	1,602,612
Sempra Energy	34,000	4,207,840
		6,896,229
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	37,600	3,203,520
Cimarex Energy Co.	46,700	1,969,806
Kinder Morgan, Inc.	287,403	4,046,634
Targa Resources Corp.	12,200	333,914
World Fuel Services Corp.	6,467	197,826
		9,751,700

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products 0.1%
Nu Skin Enterprises, Inc. (Class A Stock)	10,600	$613,422
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	105,000	6,450,150
Eli Lilly & Co.	8,400	1,746,948
Johnson & Johnson	40,758	6,648,852
Merck & Co., Inc.	87,327	6,730,292
Pfizer, Inc.	159,600	5,729,640
		27,305,882
Professional Services 0.0%
Barrett Business Services, Inc.	1,400	88,270
Road & Rail 0.3%
Werner Enterprises, Inc.	46,300	1,816,812
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc.	66,700	6,448,556
Broadcom, Inc.	2,400	1,081,200
Cirrus Logic, Inc.*	4,200	393,498
Entegris, Inc.	16,400	1,613,596
FormFactor, Inc.*	14,300	584,441
Intel Corp.	160,041	8,883,876
KLA Corp.	18,900	5,293,323
Lam Research Corp.	4,800	2,322,960
MKS Instruments, Inc.	16,000	2,529,120
NVIDIA Corp.	200	103,918
Qorvo, Inc.*	7,400	1,264,512
Semtech Corp.*	14,200	1,007,490
Skyworks Solutions, Inc.	6,000	1,015,500
Texas Instruments, Inc.	39,400	6,528,186
		39,070,176
Software 9.3%
Adobe, Inc.*	17,383	7,974,799
Autodesk, Inc.*	3,100	860,033
Cadence Design Systems, Inc.*	10,500	1,369,095
Fair Isaac Corp.*	900	405,099
Intuit, Inc.	8,702	3,143,423
Microsoft Corp.	179,384	41,609,913

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
NortonLifeLock, Inc.	42,600	$897,582
Oracle Corp.	105,779	6,392,225
		62,652,169
Specialty Retail 1.6%
Home Depot, Inc. (The)	22,400	6,066,368
Lowe’s Cos., Inc.	29,300	4,888,705
		10,955,073
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	283,980	37,474,001
HP, Inc.	76,300	1,857,142
NetApp, Inc.	27,800	1,847,032
		41,178,175
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	90,500	2,861,610
Tobacco 0.7%
Altria Group, Inc.	117,941	4,845,016
Philip Morris International, Inc.	1,600	127,440
		4,972,456
Trading Companies & Distributors 0.1%
Boise Cascade Co.	5,100	242,913
GMS, Inc.*	17,900	518,921
		761,834

Total Long-Term Investments (cost $497,342,425)		658,106,191

Short-Term Investments 2.3%
Affiliated Mutual Funds 2.2%
PGIM Core Ultra Short Bond Fund(wa)	13,706,785	13,706,785

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $865,281; includes $864,951 of cash collateral for securities on loan)(b)(wa)	867,659	$867,312

Total Affiliated Mutual Funds (cost $14,572,066)		14,574,097

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) 0.1%
U.S. Treasury Bills	0.070%	02/25/21	400	399,988
U.S. Treasury Bills	0.075	03/18/21	550	549,967

Total U.S. Treasury Obligations (cost $949,930)					949,955

Total Short-Term Investments (cost $15,521,996)					15,524,052

TOTAL INVESTMENTS 100.1% (cost $512,864,421)				673,630,243
Liabilities in excess of other assets(z) (0.1)%					(928,198)

Net Assets 100.0%					$672,702,045

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $894,000; cash collateral of $864,951 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
65	S&P 500 E-Mini Index	Mar. 2021	$12,041,900	$17,315
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).